Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Tax recoverable	¥ 9,022,227		¥ 8,780,295
Deposits	504,468		3,138,975
Loan receivable due from a third party	7,250,047		1,398,509
Prepaid expense	135,820		181,269
Other receivables	13,816,974		1,052,801
Total	¥ 30,729,536	$ 4,528,973	¥ 14,551,849